QuickLinks -- Click here to rapidly navigate through this document

BLACKROCK FUNDSSM

SUPPLEMENT TO BOND AND MONEY MARKET PROSPECTUSES

On August 25, 2004, BlackRock, Inc. (BlackRock), the parent of BlackRock Advisors, Inc. (BAI), the funds' investment adviser, entered into an agreement with MetLife, Inc.® (MetLife) to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, it is proposed that most of the State Street Research mutual funds will be combined with certain BlackRock funds, including the Money Market, High Yield Bond, Intermediate Government Bond, Large Cap Value Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios (the Fund Reorganizations), subject in each case to approval by the shareholders of the relevant State Street Research mutual fund. These Fund Reorganizations are expected to be completed in early 2005 and are scheduled to close contemporaneously with BlackRock's acquisition of SSRM Holdings, Inc. and its subsidiary SSRM. In the event that BlackRock does not complete its proposed acquisition of SSRM Holdings, Inc. for any reason, the Fund Reorganizations will not take place. The Board of Trustees of BlackRock Funds has approved the following changes, which will take effect only upon the closing of the Fund Reorganizations:

ALL PORTFOLIOS

Distribution and Service Plan

The following is added to the "Distribution and Service Plan" section:

  The Board of Trustees of BlackRock Funds has voted to eliminate the 0.15% shareholder processing fee applicable to Investor Shares effective July 1, 2004. Net expenses will remain capped at the levels, and for the time periods, shown in the funds' expense tables. As a result, the reduction to net expenses (after waivers and expense reimbursements) upon changing these fees may be less than 0.15% for Investor Shares.

Market Timing and Redemption/Exchange Fees

The following is added to the "Market Timing and Redemption/Exchange Fees" section:

  Former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a redemption or exchange of fund shares received in connection with the Fund Reorganizations.

This Supplement is dated November 8, 2004.

SSR 227

BLACKROCK FUNDSSM

SUPPLEMENT TO EQUITY PROSPECTUS

On August 25, 2004, BlackRock, Inc. (BlackRock), the parent of BlackRock Advisors, Inc. (BAI), the funds' investment adviser, entered into an agreement with MetLife, Inc.® (MetLife) to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, it is proposed that most of the State Street Research mutual funds will be combined with certain BlackRock funds, including the Money Market, High Yield Bond, Intermediate Government Bond, Large Cap Value Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios (the Fund Reorganizations), subject in each case to approval by the shareholders of the relevant State Street Research mutual fund. These Fund Reorganizations are expected to be completed in early 2005 and are scheduled to close contemporaneously with BlackRock's acquisition of SSRM Holdings, Inc. and its subsidiary SSRM. In the event that BlackRock does not complete its proposed acquisition of SSRM Holdings, Inc. for any reason, the Fund Reorganizations will not take place. The Board of Trustees of BlackRock Funds has approved the following changes, which will take effect only upon the closing of the Fund Reorganizations:

SSR 730

LARGE CAP VALUE EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SELECT EQUITY AND BALANCED PORTFOLIOS

The schedules of front-end sales charges and quantity discounts on Investor A Shares for the above-listed funds will be amended to read in their entirety as follows:

Amount of Transaction at Offering Price	Sales Charge as % of Offering Price*	Sales Charge as % of Net Asset Value*
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	0.00%	0.00%
*
There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge (CDSC) of (i) .75% for the Large Cap Value Equity, Select Equity and Balanced Portfolios and (ii) 1.00% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

MID-CAP VALUE EQUITY PORTFOLIO

Fund Management

Following the Fund Reorganizations, it is expected that the fund management team will be led by Wayne J. Archambo, CFA, Managing Director of BAI since January 2002, and Anthony F. Forcione, CFA, currently a Vice President of SSRM. Before joining BAI, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small- and mid-capitalization value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002. Mr. Forcione has assisted with the management of the State Street Research Mid-Cap Value Fund since 2000. Mr. Forcione joined SSRM in 1992. In early 1996 he joined the firm's Central Equity Research group as a Research Associate. Mr. Forcione became an Equity Analyst in 1997 and joined the Large-Cap and Mid-Cap Value Teams in 1999.

MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

Following the Fund Reorganizations, it is expected that the fund management team will be led by Eileen M. Leary, CFA, and Neil Wagner, Managing Director at BAI since January 2004. Prior to joining BAI in 2002, Mr. Wagner managed $5 billion in small- and mid-capitalization growth portfolios at MFS Investment Management, including the New Discovery Fund and the Institutional Emerging Equities Fund. Prior to joining MFS in 1998, Mr. Wagner worked as a senior research analyst for small cap growth portfolios at DFS Advisors LLC. Mr. Wagner has been a manager of the fund since May 2002. Ms. Leary has been responsible for the State Street Research Mid-Cap Growth Fund's day-to-day portfolio management since October 2002. A senior vice president, Ms. Leary joined SSRM in 1989, became an Equity Research Associate in 1991, an Analyst in 1993 and a Portfolio Manager in 2002. Prior to joining SSRM, Ms. Leary—a Certified Public Accountant—was an accountant at Coopers & Lybrand and Price Waterhouse.

SELECT EQUITY PORTFOLIO

The name of the fund will be changed to the BlackRock Investment Trust. There will be no changes to the fund's investment goal or primary investment strategies.

BALANCED PORTFOLIO

The name of the fund will be changed to the BlackRock Asset Allocation Portfolio.

Primary Investment Strategies

The "Primary Investment Strategies" section relating to the fund will be amended to read in its entirety as follows:

  The fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. Drawing on its analysis of financial trends and market conditions, the fund management team monitors and adjusts those allocations from time to time. The fund has wide flexibility in the relative weightings given to each category; however, it intends to remain diversified across categories.

  The assets allocated to the stock and bond categories undergo a further allocation process. The fund management team assigns varying percentages to individual investment team members. Some team members are responsible for particular types of stock investments, such as stocks of larger companies, smaller companies, companies that appear to be trading below their true worth or international companies. Within each equity style, investment decisions are the result of bottom-up security selection that, in turn, drives sector and industry weightings as well as average market capitalization. With respect to its equity allocation, the fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund management team assesses each stock's changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

  Other members of the fund management team are responsible for various types of bond investments, such as investment grade securities, non-investment grade securities (high-yield or junk bonds) and international debt. The fixed income portion of the fund consists of a broad range of bonds including U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The fund reserves the right to invest up to 25% of total assets in junk bonds (at the time of purchase, within Standard & Poor's BB or B major rating categories or Moody's Ba or B major rating categories, or their unrated equivalents). The fund may invest in non-dollar denominated bonds of issuers located outside of the United States. The fund's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The fixed income team seeks bonds that will add value while controlling risk. If a security falls below a B rating, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

  As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund also may invest in these securities in order to achieve its investment goal.

  It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment goal.

  The management team may, when consistent with the fund's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

  The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

  Should the Company's Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

The following is added under "Important Definitions":

  High Yield Bonds:    Sometimes referred to as "junk bonds", these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Key Risks

The "Key Risks" section relating to the fund will be amended to read in its entirety as follows:

  The value of your investment can go up or down depending upon market conditions, which means you could lose money.

  The main risk of any investment in stocks is that values fluctuate in price.

  The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

  Because market conditions can vary, this fund's performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding exclusively equity or fixed income securities may outperform this fund.

  While the management team chooses stocks it believes to have rising earnings expectations and good relative valuations, there is no guarantee that the investments will increase in value or that they won't decline.

  Two risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

  Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

  Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. A B rating generally indicates that while the issuer can currently make its interest and principal payments, it probably will not be able to do so in times of financial difficulty. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

  During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

  The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

  Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subjected to wider price movements than comparable investments in U.S. companies. There is also less regulation of non-U.S. securities markets.

  In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

  The fund's use of derivatives may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund's derivatives positions to lose value.

  Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

  When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Fund Management

Following the Fund Reorganizations, it is expected that the fund management team will be led by R. Andrew Damm, Managing Director of BAI since 1995 and Linda Zhang, Vice President and Head of SSRM Quantitative Strategy since 2003. Mr. Damm is a member of the Portfolio Risk Management Group and the Asset Allocation Committee. His primary responsibility is the oversight of the risk management of domestic equity portfolios. In addition, as a member of the Equity Investment Strategy Group, he participates in the formulation and communication of BAI's overall equity investment strategy. Before taking on his current responsibilities, Mr. Damm was the equity product strategist and the lead portfolio manager for BAI's large cap growth equity and core equity portfolios. Ms. Zhang is also a portfolio manager and a key member of the portfolio management team for State Street Research Asset Allocation Fund. Prior to joining SSRM Ms. Zhang served as a Senior Quantitative Analyst and Vice President and Associate Portfolio Manager for the North American Fixed Income Team at Baring Asset Management from 1997 to 2003. Prior to that, she was an Investment Research Consultant at Windham Capital Management. Ms. Zhang also served as an Assistant Professor of Finance at New Hampshire College's Graduate School of Business.

ALL PORTFOLIOS

Distribution and Service Plan

The following is added to the "Distribution and Service Plan" section:

  The Board of Trustees of BlackRock Funds has voted to eliminate the 0.15% shareholder processing fee applicable to Investor Shares effective July 1, 2004. Net expenses will remain capped at the levels, and for the time periods, shown in the funds' expense tables. As a result, the reduction to net expenses (after waivers and expense reimbursements) upon changing these fees may be less than 0.15% for Investor Shares.

Market Timing and Redemption/Exchange Fees

        The following is added to the "Market Timing and Redemption/Exchange Fees" section:

  Former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a redemption or exchange of fund shares received in connection with the Fund Reorganizations.

This Supplement is dated November 8, 2004.

BLACKROCK FUNDSSM

SUPPLEMENT TO EQUITY, BOND AND MONEY MARKET PROSPECTUSES

On August 25, 2004, BlackRock, Inc. (BlackRock), the parent of BlackRock Advisors, Inc. (BAI), the funds' investment adviser, entered into an agreement with MetLife, Inc.® (MetLife) to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, it is proposed that most of the State Street Research mutual funds will be combined with certain BlackRock funds, including the Money Market, High Yield Bond, Intermediate Government Bond, Large Cap Value Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios (the Fund Reorganizations), subject in each case to approval by the shareholders of the relevant State Street Research mutual fund. These Fund Reorganizations are expected to be completed in early 2005 and are scheduled to close contemporaneously with BlackRock's acquisition of SSRM Holdings, Inc. and its subsidiary SSRM. In the event that BlackRock does not complete its proposed acquisition of SSRM Holdings, Inc. for any reason, the Fund Reorganizations will not take place. The Board of Trustees of BlackRock Funds has approved the following changes, which will take effect only upon the closing of the Fund Reorganizations:

ALL FUNDS

LARGE CAP VALUE EQUITY, LARGE CAP GROWTH EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP CORE EQUITY, SMALL CAP GROWTH EQUITY, GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES, SELECT EQUITY, BALANCED, U.S. OPPORTUNITIES AND DIVIDEND ACHIEVERS™ PORTFOLIOS

The schedules of front-end sales charges and quantity discounts on Investor A Shares for the above-listed funds will be amended to read in their entirety as follows:

Amount of Transaction at Offering Price	Sales Charge as % of Offering Price*	Sales Charge as % of Net Asset Value*
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	0.00%	0.00%
*
There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge (CDSC) of (i) .75% for the Large Cap Value Equity, Large Cap Growth Equity, Select Equity and Balanced Portfolios and (ii) 1.00% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, U.S. Opportunities and Dividend Achievers™ Portfolios, of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

MID-CAP VALUE EQUITY PORTFOLIO

Fund Management

Following the Fund Reorganizations, it is expected that the fund management team will be led by Wayne J. Archambo, CFA, Managing Director of BAI since January 2002, and Anthony F. Forcione, CFA, currently a Vice President of SSRM. Before joining BAI, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small- and mid-capitalization value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002. Mr. Forcione has assisted with the management of the State Street Research Mid-Cap Value Fund since 2000. Mr. Forcione joined SSRM in 1992. In early 1996 he joined the firm's Central Equity Research group as a Research Associate. Mr. Forcione became an Equity Analyst in 1997 and joined the Large-Cap and Mid-Cap Value Teams in 1999.

MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

Following the Fund Reorganizations, it is expected that the fund management team will be led by Eileen M. Leary, CFA, and Neil Wagner, Managing Director at BAI since

2

January 2004. Prior to joining BAI in 2002, Mr. Wagner managed $5 billion in small- and mid-capitalization growth portfolios at MFS Investment Management, including the New Discovery Fund and the Institutional Emerging Equities Fund. Prior to joining MFS in 1998, Mr. Wagner worked as a senior research analyst for small cap growth portfolios at DFS Advisors LLC. Mr. Wagner has been a manager of the fund since May 2002. Ms. Leary has been responsible for the State Street Research Mid-Cap Growth Fund's day-to-day portfolio management since October 2002. A senior vice president, Ms. Leary joined SSRM in 1989, became an Equity Research Associate in 1991, an Analyst in 1993 and a Portfolio Manager in 2002. Prior to joining SSRM, Ms. Leary—a Certified Public Accountant—was an accountant at Coopers & Lybrand and Price Waterhouse.

SELECT EQUITY PORTFOLIO

The name of the fund will be changed to the BlackRock Investment Trust. There will be no changes to the fund's investment goal or primary investment strategies.

ALL PORTFOLIOS

Distribution and Service Plan

The following is added to the "Distribution and Service Plan" section:

  The Board of Trustees of BlackRock Funds has voted to (i) eliminate the 0.15% shareholder processing fee applicable to Investor, Service and Hilliard Lyons Shares and (ii) increase the shareholder service fee applicable to Service Shares from 0.15% to 0.25%, effective July 1, 2004. Net expenses will remain capped at the levels, and for the time periods, shown in the funds' expense tables. As a result, the reduction to net expenses (after waivers and expense reimbursements) upon changing these fees may be less than 0.15% for Investor and Hilliard Lyons Shares and 0.05% for Service Shares.

Market Timing and Redemption/Exchange Fees

The following is added to the "Market Timing and Redemption/Exchange Fees" section:

  Former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a redemption or exchange of fund shares received in connection with the Fund Reorganizations.

This Supplement is dated November 8, 2004.

3

BLACKROCK FUNDSSM

SUPPLEMENT TO EQUITY PROSPECTUSES

BALANCED PORTFOLIO

The Board of Trustees of BlackRock Funds has approved the following changes to the Balanced Portfolio, which will take effect only upon the closing of the reorganization of the State Street Research Asset Allocation Fund with the fund (the Fund Reorganization):

The name of the fund will be changed to the BlackRock Asset Allocation Portfolio.

Primary Investment Strategies

The "Primary Investment Strategies" section relating to the fund will be amended to read in its entirety as follows:

  The fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. Drawing on its analysis of financial trends and market conditions, the fund management team monitors and adjusts those allocations from time to time. The fund has wide flexibility in the relative weightings given to each category; however, it intends to remain diversified across categories.

  The assets allocated to the stock and bond categories undergo a further allocation process. The fund management team assigns varying percentages to individual investment team members. Some team members are responsible for particular types of stock investments, such as stocks of larger companies, smaller companies, companies that appear to be trading below their true worth or international companies. Within each equity style, investment decisions are the result of bottom-up security selection that, in turn, drives sector and industry weightings as well as average market capitalization. With respect to its equity allocation, the fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund management team assesses each stock's changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

  Other members of the fund management team are responsible for various types of bond investments, such as investment grade securities, non-investment grade securities (high-yield or junk bonds) and international debt. The fixed income portion of the fund consists of a broad range of bonds including U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The fund reserves the right to invest up to 25% of total assets in junk bonds (at the time of purchase, within Standard & Poor's BB or B major rating categories or Moody's Ba or B major rating categories, or their unrated equivalents). The fund may invest in non-dollar denominated bonds of issuers located outside of the United States. The fund's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The fixed income team seeks bonds that will add value while controlling risk. If a security falls below a B rating, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

BALANCED

  As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund also may invest in these securities in order to achieve its investment goal.

  It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment goal.

  The management team may, when consistent with the fund's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

  The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

  Should the Company's Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

The following is added under "Important Definitions":

        High Yield Bonds:    Sometimes referred to as "junk bonds", these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

2

Key Risks

The "Key Risks" section relating to the fund will be amended to read in its entirety as follows:

  The value of your investment can go up or down depending upon market conditions, which means you could lose money.

  The main risk of any investment in stocks is that values fluctuate in price.

  The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

  Because market conditions can vary, this fund's performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding exclusively equity or fixed income securities may outperform this fund.

  While the management team chooses stocks it believes to have rising earnings expectations and good relative valuations, there is no guarantee that the investments will increase in value or that they won't decline.

  Two risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

  Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

  Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. A B rating generally indicates that while the issuer can currently make its interest and principal payments, it probably will not be able to do so in times of financial difficulty. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

3

  During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

  The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

  Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subjected to wider price movements than comparable investments in U.S. companies. There is also less regulation of non-U.S. securities markets.

  In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

  The fund's use of derivatives may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund's derivatives positions to lose value.

  Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

4

  Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

  When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Fund Management

Following the Fund Reorganization, it is expected that the fund management team will be led by R. Andrew Damm, Managing Director of BlackRock since 1995 and Linda Zhang, Vice President and Head of SSRM Quantitative Strategy since 2003. Mr. Damm is a member of the Portfolio Risk Management Group and the Asset Allocation Committee. His primary responsibility is the oversight of the risk management of domestic equity portfolios. In addition, as a member of the Equity Investment Strategy Group, he participates in the formulation and communication of BlackRock's overall equity investment strategy. Before taking on his current responsibilities, Mr. Damm was the equity product strategist and the lead portfolio manager for BlackRock's large cap growth equity and core equity portfolios. Ms. Zhang is also a portfolio manager and a key member of the portfolio management team for State Street Research Asset Allocation Fund. Prior to joining SSRM Ms. Zhang served as a Senior Quantitative Analyst and Vice President and Associate Portfolio Manager for the North American Fixed Income Team at Baring Asset Management from 1997 to 2003. Prior to that, she was an Investment Research Consultant at Windham Capital Management. Ms. Zhang also served as an Assistant Professor of Finance at New Hampshire College's Graduate School of Business.

This Supplement is dated November 8, 2004.

5

BLACKROCK FUNDSSM

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Purchase and Redemption Information

Effective upon the closing of the proposed reorganizations of certain State Street Research mutual funds with certain BlackRock funds, including the Money Market, High Yield Bond, Intermediate Government Bond, Large Cap Value Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios (the Fund Reorganizations), the tables regarding dealer reallowances and placement fees for the Large Cap Value Equity, Large Cap Growth Equity, Select Equity, Balanced, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, U.S. Opportunities and Dividend Achievers™ Portfolios, in the section "Purchase and Redemption Information—Investor Shares—Dealer Reallowances", will be amended to read in their entirety as follows:

LARGE CAP VALUE EQUITY, LARGE CAP GROWTH EQUITY, SELECT EQUITY AND BALANCED PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00
$100,000 but less than $250,000	3.00
$250,000 but less than $500,000	2.00
$500,000 but less than $1,000,000	1.75
$1 million but less than $3 million	0.75
$3 million but less than $15 million	0.50
$15 million and above	0.25
*
BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

SAI-11/04

MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP CORE EQUITY, SMALL CAP GROWTH EQUITY, GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES, U.S. OPPORTUNITIES AND DIVIDEND ACHIEVERS™ PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00
$100,000 but less than $250,000	3.00
$250,000 but less than $500,000	2.00
$500,000 but less than $1,000,000	1.75
$1 million but less than $3 million	1.00
$3 million but less than $15 million	0.50
$15 million and above	0.25
*
BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

This Supplement is dated November 8, 2004.

2

QuickLinks

BLACKROCK FUNDSSM SUPPLEMENT TO BOND AND MONEY MARKET PROSPECTUSES
BLACKROCK FUNDSSM SUPPLEMENT TO EQUITY PROSPECTUS
BLACKROCK FUNDSSM SUPPLEMENT TO EQUITY, BOND AND MONEY MARKET PROSPECTUSES
BLACKROCK FUNDSSM SUPPLEMENT TO EQUITY PROSPECTUSES
BLACKROCK FUNDSSM SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION